Loans receivable, net (Summary of Loans Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Loans receivable, net
Loans receivable	¥ 17,330		¥ 73,330
Allowance for loan losses
Individually assessed	(13,330)		0
Loans receivable, net	¥ 4,000	$ 582	¥ 73,330